November 13, 2019

Document Control

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	The New Economy Fund
File Nos. 002-83848 and 811-03735

Dear Sir or Madam:

Attached is Form N-1A of the above-named investment company, which includes Post-Effective Amendment No. 70 to the Registration Statement under the Securities Act of 1933 and Amendment No. 66 to the Registration Statement under the Investment Company Act of 1940. This registration statement has been updated to reflect the fund's revised investment objective that changed by notice to the shareholders dated August 1, 2019.

This filing is being made pursuant to rule 485(a), and we respectfully request that the Registration Statement become effective on February 1, 2020. Thank you very much for your assistance.  If you have any questions, please do not hesitate to contact me at (213) 486-9308 or Rachel Nass at 213-615-0423.

Sincerely yours,

/s/ Michael W. Stockton

MICHAEL W. STOCKTON

SECRETARY